Cost of Sales	12 Months Ended
Dec. 31, 2022
Disclosure of cost of sales [Abstract]
Cost of Sales
20.	Cost of sales

This caption is made up as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Beginning balance of goods and finished products	25,304	12,877	22,133
Beginning balance of work in progress	135,008	114,246	166,999
Consumption of miscellaneous supplies	622,579	566,781	295,688
Maintenance and third-party services	277,250	242,412	147,282
Shipping costs	201,849	196,064	113,054
Depreciation and amortization	121,871	118,998	122,541
Personnel expenses, note 23(b)	125,683	113,513	89,805
Costs of packaging	81,023	71,580	45,032
Other manufacturing expenses	80,122	102,177	45,637
Ending balance of goods and finished products	(20,037)	(25,304)	(12,877)
Ending balance of work in progress	(186,937)	(135,008)	(114,246)
	1,463,715	1,378,336	921,048